COMMITMENTS AND CONTINGENCIES - Lease commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Lease commitments
Rental expenses	$ 17,116	$ 15,451	$ 12,187
Future minimum lease payments under non-cancelable operating lease agreements
2017	10,502
2018	8,591
2019	7,487
2020	7,112
2021	6,152
Thereafter	65,875
Total	$ 105,719
Minimum
Lease commitments
Remaining terms for various operating lease agreements	1 month
Maximum
Lease commitments
Remaining terms for various operating lease agreements	356 months